Repair and Denial Reserve (Tables)	9 Months Ended
Sep. 30, 2016
Repair and Denial Reserve.
Schedule of repair and denial reserve activity

	Three Months Ended	Three Months Ended	Nine Months Ended	Nine Months Ended
(In Thousands)	September 30, 2016	September 30, 2015	September 30, 2016	September 30, 2015
Beginning balance	$6,506	$15,193	$8,071	$18,191
Increase/(Release) of repair and denial reserve(a)	343	(2,229)	(1,222)	(5,227)
Ending balance	$6,849	$12,964	$6,849	$12,964

(a)The increase and release of the repair and denial reserve is located in Other income on the consolidated statements of income